SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2013
SHARE OPTION PLAN
Schedule of Assumptions Used in the Option Pricing Model

2011

Weighted average volatility rate	47.6%
Weighted average risk-free interest rate	1.18%
Weighted average expected option life (years)	6.0
Weighted average dividend yield	—
Weighted average fair value of underlying ordinary share	$0.84

Schedule of Share Option Activity

	Outstanding options
		Weighted	Weighted average
		average	grant-date
	Number of	exercise	fair value of
	options	price per share	ordinary shares
		US$	US$

Outstanding at January 1, 2013	9,128,105	1.48	1.60
Exercised	(1,873,029)	1.10	1.21
Forfeited	(555,400)	2.06	2.17
Expired	(52)	1.31	1.42
Outstanding at December 31, 2013	6,699,624	1.54	1.66
Vested and expected to vest as of December 31, 2013	6,699,624	1.54	1.66
Exercisable as of December 31, 2013	6,589,624	1.49	1.65

Schedule of Information with respect to Share Options Outstanding

	Options outstanding				Options exercisable
		Weighted		Weighted		Weighted		Weighted
		average	Weighted	average		average	Weighted	average
	Number	remaining	average	intrinsic	Number	remaining	average	intrinsic
	outstanding	contractual life	exercise price	value	exercisable	contractual life	exercise price	value
			US$	US$			US$	US$

Average exercise price:
US$
0.86	961,600	0.93	0.86	1.41	961,600	0.93	0.86	1.41
1.09-1.85	5,155,887	2.57	1.56	0.73	5,045,887	2.46	1.56	0.71
1.86-2.85	582,137	5.87	1.95	0.32	582,137	5.87	1.95	0.32
	6,699,624	2.63	1.54	0.77	6,589,624	2.54	1.49	0.78

Schedule of Outstanding Restricted Share Units

	Outstanding restricted share units
	Number of	Weighted average
	restricted	grant date
	share units	fair value
		US$
Outstanding at January 1, 2013	3,313,000	2.08
Forfeited	(222,000)	2.16
Outstanding at December 31, 2013	3,091,000	2.07
Vested and expected to vest at December 31, 2013	2,376,240	2.02